Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Gross premiums written	$ 12,207.5	$ 9,534.3
Net premiums written	9,983.5	8,088.4
Gross premiums earned	11,822.0	9,209.7
Premiums ceded to reinsurers	(2,100.6)	(1,347.5)
Net premiums earned	9,721.4	7,862.2
Interest and dividends	559.0	555.2
Share of profit of associates	200.5	24.2
Net gains (losses) on investments	1,467.5	(1,203.6)
Gain on sale of subsidiary	1,018.6	0.0
Other revenue	3,257.6	2,061.6
Revenue	16,224.6	9,299.6
Expenses
Losses on claims, gross	9,518.7	5,682.9
Losses on claims ceded to reinsurers	(2,371.8)	(964.3)
Losses on claims, net	7,146.9	4,718.6
Operating expenses	2,049.5	1,597.7
Commissions, net	1,649.2	1,336.4
Interest expense	331.2	242.8
Other expenses	3,024.6	1,958.4
Expenses	14,201.4	9,853.9
Earnings (loss) before income taxes	2,023.2	(554.3)
Provision (recovery) for income taxes	408.3	(159.6)
Net earnings (loss)	1,614.9	(394.7)
Attributable to:
Shareholders of Fairfax	1,740.6	(512.5)
Non-controlling interests	(125.7)	117.8
Net earnings (loss)	$ 1,614.9	$ (394.7)
Net earnings (loss) per share (in dollars per share)	$ 66.74	$ (24.18)
Net earnings (loss) per diluted share (in dollars per share)	64.98	(24.18)
Cash dividends paid per share (in dollars per share)	$ 10	$ 10
Shares outstanding (weighted average) (in shares)	25,411,246	23,017,184